SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	$ 1,234,946	$ 2,902,722
Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	627,065	493,236
Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	607,881	2,409,486
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	1,234,946	2,902,722
Fair Value, Inputs, Level 1 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	627,065	493,236
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets	607,881	2,409,486
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 2 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member] | Investment in Gold [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of assets